ADVANCE FROM BUYERS COLLECTED ON BEHALF OF SELLERS (Tables)	12 Months Ended
Dec. 31, 2018
ADVANCE FROM BUYERS COLLECTED ON BEHALF OF SELLERS
Schedule of advance from buyers collected on behalf of sellers

	As of
	December 31,	December 31,
	2017	2018
	RMB	RMB
Advance from buyers collected on behalf of sellers	226,891	375,803